OPERATING DATA - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
VAT receivables	$ 792	$ 1,144
Prepaid expenses and non-trade receivables	658	732
Financial amounts receivable	247	122
Income tax receivable	209	158
Receivables from public authorities	206	152
Receivables from sale of intangible, tangible and financial assets	81	67
Derivative financial instruments (notes 6.1 and 6.3)	643	737
CO2 emission rights	3	491
Other	198	175
Prepaid expenses and other current assets	3,037	$ 3,778
Sovereign-fund guaranteed receivables
Disclosure of detailed information about financial instruments [line items]
Financial amounts receivable	$ 114